UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22202

Morgan Stanley Frontier Emerging Markets Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	October 31, 2012

Date of reporting period:	July 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Frontier Emerging Markets Fund, Inc.

Portfolio of Investments

Third Quarter Report

July 31, 2012 (unaudited)

	Shares	Value (000)
Common Stocks (81.5%)
Bangladesh (4.2%)
Commercial Banks
Islami Bank Bangladesh Ltd.	1,767,375	$866

Pharmaceuticals
Renata Ltd.	102,900	1,079

Wireless Telecommunication Services
GrameenPhone Ltd.	656,672	1,646
		3,591
France (5.0%)
Oil, Gas & Consumable Fuels
Total SA ADR	92,702	4,260

Kenya (3.3%)
Beverages
East African Breweries Ltd.	693,532	1,825

Media
Scan Group Ltd.	1,521,000	965
		2,790
Kuwait (10.4%)
Commercial Banks
Burgan Bank SAK	2,122,676	3,577

Wireless Telecommunication Services
Mobile Telecommunications Co. KSC	1,052,151	2,576
National Mobile Telecommunication Co. KSC	351,781	2,746
		5,322
		8,899
Laos (1.7%)
Automobiles
Kolao Holdings	104,770	1,427

Mongolia (1.0%)
Metals & Mining
Mongolian Mining Corp. (a)(b)	1,613,400	888

Nigeria (17.5%)
Beverages
Nigerian Breweries PLC	4,100,673	3,066

Commercial Banks
First Bank of Nigeria PLC	28,852,483	2,053
Guaranty Trust Bank PLC	34,487,504	3,714
Zenith Bank PLC	14,697,100	1,317
		7,084

	Shares	Value (000)
Construction Materials
Dangote Cement PLC	2,043,795	$1,450

Household Products
PZ Cussons PLC	251,942	1,212

Oil, Gas & Consumable Fuels
Afren PLC (a)	1,048,636	2,099
		14,911
Panama (2.5%)
Airlines
Copa Holdings SA, Class A	27,900	2,163

Qatar (16.0%)
Commercial Banks
QNB Group	93,687	3,422

Diversified Telecommunication Services
Qatar Telecom Q-Tel QSC	93,147	2,684

Energy Equipment & Services
Gulf International Services OSC	263,780	1,887

Industrial Conglomerates
Industries Qatar QSC	89,292	3,237

Multi-Utilities
Qatar Electricity & Water Co.	66,648	2,478
		13,708
Romania (2.6%)
Commercial Banks
Banca Transilvania (a)	3,739,768	1,003

Diversified Financial Services
Fondul Proprietatea SA	8,980,552	1,227
		2,230
Slovenia (1.8%)
Pharmaceuticals
Krka dd Novo mesto	30,300	1,560

Sri Lanka (4.4%)
Commercial Banks
Commercial Bank of Ceylon PLC	2,532,220	1,880

Industrial Conglomerates
John Keells Holdings PLC	1,009,940	1,409

Wireless Telecommunication Services
Dialog Axiata PLC	9,417,513	436
		3,725

	Shares	Value (000)
United Arab Emirates (8.8%)
Air Freight & Logistics
Aramex PJSC	5,792,259	$2,760

Commercial Banks
First Gulf Bank PJSC	819,000	1,985

Real Estate Management & Development
Emaar Properties PJSC	2,954,000	2,734
		7,479
United Kingdom (2.3%)
Pharmaceuticals
Hikma Pharmaceuticals PLC	180,168	1,966
Total Common Stocks (Cost $65,209)		69,597

Participation Notes (12.2%)
Luxembourg (3.0%)
Food Products
Almarai Co. Ltd., expires 3/24/14 (a)	144,126	2,537

Saudi Arabia (7.0%)
Commercial Banks
Alinma Bank, expires 12/3/12 (a)	266,314	948
Al Rajhi Bank, expires 2/16/15 (a)	87,718	1,712
		2,660
Food & Staples Retailing
Herfy Food Services Co., expires 5/17/13 (a)	20,000	492
Herfy Food Services Co., expires 12/1/14 (a)	8,477	208
		700
Wireless Telecommunication Services
Etihad Etisalat Co., expires 12/3/12 (a)	155,059	2,667
		6,027
United Arab Emirates (2.2%)
Diversified Telecommunication Services
Emirates Telecommunications Corp., expires 4/14/14 (a)	733,145	1,868
Total Participation Notes (Cost $9,339)		10,432

Short-Term Investment (6.2%)
Investment Company (6.2%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $5,306)	5,306,437	5,306
Total Investments (99.9%) (Cost $79,854) +		$85,335
Other Assets in Excess of Liabilities (0.1%)		68
Net Assets (100.0%)		$85,403

(a)	Non-income producing security.
(b)	Security trades on the Hong Kong exchange.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

+

At July 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $79,854,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $5,481,000 of which approximately $10,959,000 related to appreciated securities and approximately $5,478,000 related to depreciated securities.

ADR	American Depositary Receipt.

Morgan Stanley Frontier Emerging Markets Fund, Inc. (unaudited)

Notes to the Portfolio of Investments • July 31, 2012

Security Valuation: Securities listed on a foreign exchange are valued at their closing price, except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the last reported bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Fund’s Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and adhoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Funds would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below.

•                  Level 1 — unadjusted quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$2,760	$—	$—	$2,760
Airlines	2,163	—	—	2,163
Automobiles	1,427	—	—	1,427
Beverages	4,891	—	—	4,891
Commercial Banks	19,817	—	—	19,817
Construction Materials	1,450	—	—	1,450
Diversified Financial Services	1,227	—	—	1,227
Diversified Telecommunication Services	2,684	—	—	2,684
Energy Equipment & Services	1,887	—	—	1,887
Household Products	1,212	—	—	1,212
Industrial Conglomerates	4,646	—	—	4,646
Media	965	—	—	965
Metals & Mining	888	—	—	888
Multi-Utilities	2,478	—	—	2,478
Oil, Gas & Consumable Fuels	6,359	—	—	6,359
Pharmaceuticals	4,605	—	—	4,605
Real Estate Management & Development	2,734	—	—	2,734
Wireless Telecommunication Services	4,658	2,746	—	7,404
Total Common Stocks	66,851	2,746	—	69,597
Participation Notes	—	10,432	—	10,432
Short-Term Investment - Investment Company	5,306	—	—	5,306
Total Assets	$72,157	$13,178	$—	$85,335

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of July 31, 2012, securities with a total value of approximately $40,746,000 transferred from Level 2 to Level 1. At October 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification. As of July 31, 2012, securities with a total value of approximately $4,535,000 transferred from Level 1 to Level 2. At July 31, 2012, the fair market value of certain securities were adjusted due a change in pricing methodology which resulted in their Level 2 classification.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Frontier Emerging Markets Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
September 19, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 19, 2012